PROHIBITED TRANSACTIONS (Details) - EBP 004	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Risk and Uncertainty [Line Items]
Participant contribution not timely deposited into participant accounts	$ 522
Matching employer contribution not timely deposited into participant accounts	253
Loan payment not timely deposited into participant accounts	$ 744